COMMITMENT AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENT LIABILITIES

NOTE 11 – COMMITMENT AND CONTINGENT LIABILITIES

A.	Save Foods Ltd. Is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company will pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and thereafter the Company will pay 5% of up to 100% of the amount of grants received plus interest at SOFR for 12 months. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA. As of December 31, 2024 and 2023, the contingent liabilities with respect to grants received from the IIA, subject to repayment under these royalty agreements on future sales is $ 156, not including interest. As of December 31, 2024, and 2023, the Company did not accrue for or pay any royalties to the IIA as no revenue related to the funded projects has yet been generated.

B.	On September 22, 2020, the Company entered into a non-exclusive Commission Agreement with Earthbound Technologies, LLC (“EBT”) for a period of 12 months, according to which EBT will introduce the Company to potential clients, pre-approved by the Company (“Introduced Parties”) and will assist the Company in finalizing commercial agreements with the Introduced Parties. In consideration for its services, the Company agreed to pay EBT 12.5% of the net revenues generated from Introduced Parties (during the agreement period and within 18 months following the termination of the agreement) up to a total aggregated amount of $2,000, provided that the compensation shall not exceed 25% of the Company’s gross profit under the given commercial agreement signed with the Introduced Party. In addition, in the event that the aggregated net revenues generated from Introduced Parties were to exceed $500, and subject to board approval, the Company would be required to issue to EBT options to purchase 1,021 shares of Common Stock at an exercise price of $58.80 per share. In the event that certain additional events detailed in the agreement were to occur, the Company will also issue to EBT, subject to Board approval, additional options to purchase 1,021 shares of Common Stock at an exercise price of $58.80 per share. Such events have not occurred as of balance sheet date.

C.	On June 1, 2021 the Company terminated its October 10, 2018, consulting agreements with two of its consultants and signed new consulting agreements with the parties pursuant to which the consultants will provide the Company with business development and strategic consulting services including ongoing consulting for the Company, board and management. The agreements may be terminated by either party upon 30 days prior written notice. The Company would pay each, a monthly fee of $13, and $2 as reimbursement of expenses. In addition, the Company agreed to pay the consultants 5% of any gain generated by the Company exceeding an initial gain of 25% due to any sale, disposition or exclusive license of activities, securities, business, or similar events initiated by each the consultants. In addition, each consultant is entitled to a special bonus for assisting with business opportunities or other specified events (“Consultant Engagements”), authorized by the CEO or the Chairman of the Board. On December 20, 2023 the board approved to compensate each of the consultants in the amount of $100 and $10 reimbursement of expenses incurred. On September 9, 2024 the board approved to compensate each of the consultants in the amount of $75. On November 5, 2024 the Company approved to compensate each of the consultants in the amount of $13 and one of the consultants received amount of $7 reimbursement of expenses incurred.

D.	On January 26, 2023, the Company entered into an advisory agreement with a consultant for a period of ninety days. According to the agreement, the consultant will provide advisory services to the Company in connection with pursuing and evaluating entering into an equity purchase agreement (the “Equity Purchase Agreement”) with an institutional investor. The Company will pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under any such equity purchase agreement to be paid within five business days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee will be 5%. On July 20, 2023, the term of the agreement was extended until October 12, 2023. On December 13, 2023, the term was further extended to May 12, 2024 and the consultant will be entitled to receive 3% of the gross proceeds received by the Company under the financing to be paid. As of December 31, 2024 and 2023 the Company paid a Success Fee in the amount of $94 and $175 to the consultant.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 11 – COMMITMENT AND CONTINGENT LIABILITIES (continued)

E.	On October 1, 2024, the Company entered into a facility agreement with L.I.A. Pure Capital Ltd. (the “Lender”) for financing of up to EUR 6,000 thousands (the “Pure Capital Credit Facility”), EUR 2,000 thousands of which may be used to finance the Loan and Partnership Agreement in Germany (see note 8 above), and the remaining EUR 4,000 thousands for any other projects subject to pre-approval by the Lender.

Interest under the Pure Capital Credit Facility will accrue at the rate of 7% per annum and is payable in advance by the Company and deducted from each drawdown for a period of twenty-four months.

The Pure Capital Credit Facility will terminate on the earlier of the drawdown of all of the EUR 6,000 thousands or five years from the date of the facility agreement (the “Drawdown Period”). The Company must repay amounts borrowed under the Pure Capital Credit Facility from the proceeds derived from the pre-approved projects or 33% of the proceeds from other Company financing transactions during the Drawdown Period. Thereafter, any unpaid amount may be paid from any other sources.

In addition, under the facility agreement, the Company agreed to issue the Lender a five-year warrant (the “Warrant”) to purchase 1,850,000 shares of its common stock (the “Warrant Shares”), with an exercise price of $1.00 per share.

The Warrant Shares will be exercisable immediately after the issuance. Furthermore, the exercise price and number of Warrant Shares are subject to adjustments upon the issuance of common stock, issuance of options, issuance of convertible securities and stock combination events, as detailed in the Warrant.

In the event of a fundamental transaction, as detailed in the Warrant, the successor entity will be required to assume the Company’s obligations under the Warrant. The Lender may also request the Company to buy back the Warrant for its Black Scholes Value in cash. The Warrants included certain price adjustments based on separate actions that caused it not to be indexed to the Company’s own stock.

On December 5, 2024, the Lender has agreed, pursuant to a waiver agreement with the Company, not to exercise the Warrant until the Company has obtained stockholder approval. Such approval has not yet been obtained.

The Company estimated the fair value of the Warrant Shares as of October 1, 2024 and December 31, 2024, using the Black-Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024
Expected volatility (%) (*)	117.19%	117.68%
Risk free interest rate (%)	3.51%	4.38%
Expected dividend yield	0.0%	0.0%
Expected term of options (years)	5	5
Exercise price (US dollars)	$1	$1
Share price (US dollars)	$0.0247	$0.248
Fair value (U.S. dollars)	$307	$312

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

As of December 31, 2024, no drawdowns were made under the Facility Agreement. See note 24 (2) below.